Income Taxes - Movement in Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
At the beginning of the year	$ 2,315	$ 14,223
Deferred income tax expense	(8,273)	(11,860)
Income tax expense recognized in OCI	(523)	(576)
Foreign exchange	252	528
At the end of the year	$ (6,229)	$ 2,315